CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
ASSETS:
TOTAL ASSETS	$ 78,382,476	$ 173,255,842
LIABILITIES:
Accrued expenses and other current liabilities	2,918,416	2,791,099
Note payable balance	20,000,000	20,000,000
Consideration payable		14,289,371
TOTAL LIABILITIES	30,281,587	46,752,684
SHAREHOLDERS' EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 49,984,223 and 49,625,303 shares issued and outstanding as of March 31, 2020 and 2019, respectively.	4,999	4,963
Additional paid-in capital	60,559,583	59,806,865
Treasury stock	(3,988,370)	(1,320,468)
(Deficit) retained earnings	(1,429,623)	69,768,756
Accumulated other comprehensive loss	(7,045,700)	(1,756,958)
TOTAL SHAREHOLDERS' EQUITY	48,100,889	126,503,158
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 78,382,476	$ 173,255,842
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	49,984,223	49,625,303
Ordinary shares, shares outstanding (in shares)	48,818,340	49,204,083
Parent Company | Reportable Legal Entities
ASSETS:
Cash	$ 1,709,149	$ 24,828,067
Prepayment and other assets	5,796	349,990
Investments in subsidiaries, VIEs and VIEs' subsidiaries	66,588,444	135,632,715
TOTAL ASSETS	68,303,389	160,810,772
LIABILITIES:
Accrued expenses and other current liabilities	202,500	18,243
Note payable balance	20,000,000	20,000,000
Consideration payable		14,289,371
TOTAL LIABILITIES	20,202,500	34,307,614
SHAREHOLDERS' EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 49,984,223 and 49,625,303 shares issued and outstanding as of March 31, 2020 and 2019, respectively.	4,999	4,963
Additional paid-in capital	60,559,583	59,806,865
Treasury stock	(3,988,370)	(1,320,468)
(Deficit) retained earnings	(1,429,623)	69,768,756
Accumulated other comprehensive loss	(7,045,700)	(1,756,958)
TOTAL SHAREHOLDERS' EQUITY	48,100,889	126,503,158
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 68,303,389	$ 160,810,772
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	49,984,223	49,625,303
Ordinary shares, shares outstanding (in shares)	49,625,303	47,958,550